Schedule of Investments (unaudited)
October 31, 2025
iShares® China Large-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 0.1%
SF Holding Co. Ltd., Class H(a)	1,339,600	$6,215,774
Automobiles — 5.2%
BYD Co. Ltd., Class H	19,484,700	251,742,006
Great Wall Motor Co. Ltd., Class H	12,702,000	24,732,002
Li Auto Inc., Class A(b)	6,718,200	69,715,234
		346,189,242
Banks — 20.8%
Agricultural Bank of China Ltd., Class H	171,379,000	130,741,100
Bank of China Ltd., Class H	382,190,000	216,412,533
Bank of Communications Co. Ltd., Class H	40,632,200	36,093,586
China CITIC Bank Corp. Ltd., Class H	49,765,000	47,481,076
China Construction Bank Corp., Class H	459,138,320	454,565,697
China Everbright Bank Co. Ltd., Class H	17,270,000	7,084,969
China Merchants Bank Co. Ltd., Class H	21,100,438	132,268,778
China Minsheng Banking Corp. Ltd., Class H	36,201,100	18,546,337
Industrial & Commercial Bank of China Ltd., Class H	397,712,995	308,147,612
Postal Savings Bank of China Co. Ltd., Class H(c)	52,519,000	37,005,431
		1,388,347,119
Beverages — 1.0%
Nongfu Spring Co. Ltd., Class H(c)	9,983,000	66,362,477
Biotechnology — 1.6%
BeOne Medicines Ltd., Class H(b)	4,387,700	105,490,403
Broadline Retail — 13.5%
Alibaba Group Holding Ltd.	31,585,400	672,097,396
JD.com Inc., Class A	14,019,450	231,460,779
		903,558,175
Capital Markets — 1.1%
CITIC Securities Co. Ltd., Class H	8,855,700	33,714,426
CSC Financial Co. Ltd., Class H(c)	4,566,500	7,746,028
Guotai Haitong Securities Co. Ltd., Class H(c)	15,837,000	30,345,731
		71,806,185
Communications Equipment — 0.3%
ZTE Corp., Class H(a)	4,208,400	17,776,431
Diversified Telecommunication Services — 0.6%
China Tower Corp. Ltd., Class H(c)	26,046,600	37,628,130
Entertainment — 3.9%
NetEase Inc.	9,325,000	261,666,231
Hotels, Restaurants & Leisure — 8.6%
Meituan, Class B(a)(b)(c)	25,400,320	334,338,124
Trip.com Group Ltd.	3,367,200	236,954,624
		571,292,748
Household Durables — 1.2%
Haier Smart Home Co. Ltd., Class A	12,923,800	42,026,695
Midea Group Co. Ltd., Class H(a)	3,410,200	36,861,800
		78,888,495
Independent Power and Renewable Electricity Producers — 0.3%
CGN Power Co. Ltd., Class H(c)	57,573,000	22,809,934
Industrial Conglomerates — 0.6%
CITIC Ltd.	27,590,000	42,643,935
Insurance — 8.6%
China Life Insurance Co. Ltd., Class H	41,487,000	130,828,862
China Pacific Insurance Group Co. Ltd., Class H	14,368,000	58,248,603
Security	Shares	Value
Insurance (continued)
People's Insurance Co. Group of China Ltd. (The), Class H	48,685,000	$43,724,469
PICC Property & Casualty Co. Ltd., Class H	38,470,000	90,886,284
Ping An Insurance Group Co. of China Ltd., Class H	34,735,000	250,937,154
		574,625,372
Interactive Media & Services — 14.0%
Baidu Inc., Class A(b)	12,196,050	184,602,193
Kuaishou Technology(c)	15,504,000	143,944,313
Tencent Holdings Ltd.	7,416,700	602,441,467
		930,987,973
Life Sciences Tools & Services — 0.4%
WuXi AppTec Co. Ltd., Class H(c)	1,764,652	24,657,693
Machinery — 0.3%
CRRC Corp. Ltd., Class H	23,357,000	17,723,672
Marine Transportation — 0.3%
Cosco Shipping Holdings Co. Ltd., Class H	13,989,600	24,261,199
Metals & Mining — 2.7%
CMOC Group Ltd., Class H	20,259,000	43,859,870
Zijin Mining Group Co. Ltd., Class H	33,288,000	137,712,853
		181,572,723
Oil, Gas & Consumable Fuels — 4.3%
China Petroleum & Chemical Corp., Class H	128,272,600	68,228,732
China Shenhua Energy Co. Ltd., Class H	18,832,500	98,064,260
PetroChina Co. Ltd., Class H	116,016,000	119,927,851
		286,220,843
Real Estate Management & Development — 0.9%
China Resources Land Ltd.	16,061,833	58,030,389
Specialty Retail — 1.6%
Pop Mart International Group Ltd.(c)	3,711,600	105,576,921
Technology Hardware, Storage & Peripherals — 6.8%
Xiaomi Corp., Class B(b)(c)	82,236,600	456,241,297
Textiles, Apparel & Luxury Goods — 1.1%
ANTA Sports Products Ltd.	6,933,400	72,371,719
Total Long-Term Investments — 99.8% (Cost: $6,014,279,811)		6,652,945,080
Short-Term Securities
Money Market Funds — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(d)(e)(f)	275,925,515	276,063,478
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(d)(e)	4,990,000	4,990,000
Total Short-Term Securities — 4.2% (Cost: $281,051,358)		281,053,478
Total Investments — 104.0% (Cost: $6,295,331,169)		6,933,998,558
Liabilities in Excess of Other Assets — (4.0)%		(267,780,698)
Net Assets — 100.0%		$6,666,217,860

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® China Large-Cap ETF

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$33,102,674	$242,959,935 (a)	$—	$(1,070)	$1,939	$276,063,478	275,925,515	$221,395 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,930,000	—	(1,940,000)(a)	—	—	4,990,000	4,990,000	45,858	—
				$(1,070)	$1,939	$281,053,478		$267,253	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTST China H50 Index	263	11/27/25	$9,408	$(288,489)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$24,732,002	$6,628,213,078	$—	$6,652,945,080

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® China Large-Cap ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$281,053,478	$—	$—	$281,053,478
	$305,785,480	$6,628,213,078	$—	$6,933,998,558
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(288,489)	$—	$(288,489)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.